a Series of Northern Lights Fund Trust III

Class A Shares (TCBAX) Class I Shares (TCBIX)

Supplement dated October 3, 2013

to the Prospectus dated August 19, 2013

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The information stated below is added to the section entitled HOW TO PURCHASE SHARES on page 7 in the Prospectus:

Not all share classes may be available for purchase in all states.

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This Supplement, and the Prospectus and Statement of Additional Information, both dated August 19, 2013, provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services at 1-855-525-2151.

Please retain this Supplement for future reference.